Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total	Continuing operations [member]		Discontinued operations [member]		Total equity excluding non-controlling interests [member]	Total equity excluding non-controlling interests [member] Continuing operations [member]		Total equity excluding non-controlling interests [member] Discontinued operations [member]	Called up share capital and share premium [member] [1]	Called up share capital and share premium [member] Continuing operations [member]	[1]	Called up share capital and share premium [member] Discontinued operations [member]	[1]	Other equity instruments [member] [1]	Other equity instruments [member] Continuing operations [member]	[1]	Other equity instruments [member] Discontinued operations [member]	[1]	Other reserves [member] [1]	Other reserves [member] Continuing operations [member]	[1]	Other reserves [member] Discontinued operations [member]	[1]	Retained earnings [member]	Retained earnings [member] Continuing operations [member]		Retained earnings [member] Discontinued operations [member]	Non-controlling interests [member] [2]	Non-controlling interests [member] Continuing operations [member]	[2]	Non-controlling interests [member] Discontinued operations [member]	[2]
Equity, adjusted balance		£ 63,584					£ 63,583				£ 14,453					£ 8,982					£ 3,672					£ 36,476				£ 1
Beginning Balance, equity at Dec. 31, 2017		65,734					65,733				14,453					8,982					3,808					38,490				1
Profit after tax		384	£ 431	[3]				£ 432	[3]			£ 0	[3]				£ 310	[3]				£ 0	[3]				£ 122	[3]			£ (1)	[3]
Currency translation movements			350	[4],[5]				350				0					0					350					0				0
Fair value through other comprehensive income reserve			(488)	[5]				(488)				0					0					(488)					0				0
Cash flow hedges			(403)	[4],[5]				(403)				0					0					(403)					0				0
Retirement benefit remeasurements			(54)	[4],[5]				(54)				0					0					0					(54)				0
Own credit			(73)	[4],[5]				(73)				0					0					(73)					0				0
Other			10	[5]				10				0					0					0					10				0
Total comprehensive income/(loss) for the period		(277)	(227)		£ (50)	[1]	(276)	(226)		£ (50)	0	0		£ 0		310	310		£ 0		(617)	(614)		£ (3)		31	78		£ (47)	(1)	(1)		£ 0
Other equity instruments coupons paid	[3]	(310)					(310)				0					(310)					0					0				0
Equity settled share schemes		208					208				0					0					0					208				0
Vesting of Barclays PLC shares under equity settled share schemes		(421)					(421)				0					0					0					(421)				0
Dividends paid		(14,274)					(14,274)				0					0					0					(14,274)				0
Capital contribution from Barclays PLC		2,000					2,000				0					0					0					2,000				0
Net equity impact of intragroup transfers		(2,290)					(2,290)				0					(2,070)					16					(236)				0
Other movements		(28)					(30)				0					0					0					(30)				2
Ending Balance, equity at Jun. 30, 2018		48,192					48,190				14,453					6,912					3,071					23,754				2
Profit after tax	[6]		626					625				0					337					0					288				1
Currency translation movements			494					494				0					0					494					0				0
Fair value through other comprehensive income reserve			143					143				0					0					143					0				0
Cash flow hedges			96					96				0					0					96					0				0
Retirement benefit remeasurements			367					367				0					0					0					367				0
Own credit			131					131				0					0					131					0				0
Other			17					17				0					0					0					17				0
Total comprehensive income/(loss) for the period		1,874					1,873				0					337					864					672				1
Issue and exchange of other equity instruments		371					371				0					683					0					(312)				0
Capital reorganisation		0					0				(12,092)					0					0					12,092				0
Other equity instruments coupons paid	[3]	(337)					(337)				0					(337)					0					0				0
Redemption of preference shares		(2,040)					(2,040)				(13)					0					21					(2,048)				0
Equity to debt reclassification		(272)					(272)				0					0					(272)					0				0
Equity settled share schemes		165					165				0					0					0					165				0
Vesting of Barclays PLC shares under equity settled share schemes		3					3				0					0					0					3				0
Dividends paid		(515)					(515)				0					0					0					(515)				0
Capital contribution from Barclays PLC		1,000					1,000				0					0					0					1,000				0
Net equity impact of intragroup transfers		(725)					(725)				0					0					(323)					(402)				0
Other movements		(5)					(4)				0					0					0					(4)				(1)
Ending Balance, equity at Dec. 31, 2018		47,711					47,709				2,348					7,595					3,361					34,405				2
Profit after tax		1,465	1,465	[6]				1,465	[6]			0	[6]				294	[6]				0	[6]				1,171	[6]			0	[6]
Currency translation movements			232	[4],[5]				232				0					0					232					0				0
Fair value through other comprehensive income reserve			359					359				0					0					359					0				0
Cash flow hedges			612	[4],[5]				612				0					0					612					0				0
Retirement benefit remeasurements			(140)	[4],[5]				(140)				0					0					0					(140)				0
Own credit			44	[4],[5]				£ 44				£ 0					£ 0					£ 44					£ 0				£ 0
Other	[5]		0
Total comprehensive income/(loss) for the period		2,572	£ 2,572		£ 0		2,572				0					294					1,247					1,031				0
Issue and exchange of other equity instruments		1,796					1,796				0					1,807					0					(11)				0
Other equity instruments coupons paid	[6]	(294)					(294)				0					(294)					0					0				0
Equity settled share schemes		198					198				0					0					0					198				0
Vesting of Barclays PLC shares under equity settled share schemes		(340)					(340)				0					0					0					(340)				0
Dividends paid		(27)					(27)				0					0					0					(27)				0
Capital contribution from Barclays PLC		995					995				0					0					0					995				0
Other movements		(1)					1				0					0					0					1				(2)
Ending Balance, equity at Jun. 30, 2019		£ 52,610					£ 52,610				£ 2,348					£ 9,402					£ 4,608					£ 36,252				£ 0

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 33 to 34
[2]	Details of non-controlling interests are shown on page 23
[3]

From 2019, due to an IAS 12 update, the tax relief on pay ments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . Comparatives have been restated, increasing the profit after tax for H118 by £ 84 m. Further detail can be found in Note 1, b a sis of prepa ration on pages 19 to 20 .

[4]	For notes to the Financial Statements see pages 19 to 44
[5]	Reported net of tax
[6]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, increasing the profit after tax for H218 by £91m. Further detail can be found in Note 1, basis of preparation on pages 19 to 20